Schedule of Investments (unaudited) July 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings Inc.(a)(b)	47,090	$2,011,685

Airlines — 1.0%
SkyWest Inc.	33,337	2,023,889
Spirit Airlines Inc.(a)(b)	44,526	1,889,238

		3,913,127

Auto Components — 2.3%
Adient PLC	56,874	1,350,757
American Axle & Manufacturing Holdings Inc.(a)	73,869	891,599
Cooper Tire & Rubber Co.	32,955	887,149
Dana Inc.	93,848	1,568,200
Delphi Technologies PLC	57,612	1,079,649
Goodyear Tire & Rubber Co. (The)	151,422	2,079,024
Veoneer Inc.(a)(b)	72,786	1,321,066

		9,177,444

Automobiles — 0.5%
Thor Industries Inc.	34,066	2,030,334

Banks — 16.5%
Associated Banc-Corp.	106,626	2,310,585
BancorpSouth Bank	60,045	1,794,745
Bank of Hawaii Corp.	26,675	2,274,044
Bank OZK	78,625	2,404,353
BankUnited Inc.	64,024	2,203,066
Banner Corp.	20,204	1,197,289
Cadence BanCorp.	78,113	1,338,857
Cathay General Bancorp.	49,771	1,852,477
Columbia Banking System Inc.	47,544	1,792,884
First Financial Bancorp.	63,740	1,624,733
First Hawaiian Inc.	59,023	1,579,456
First Horizon National Corp.	205,064	3,363,050
First Merchants Corp.	36,568	1,441,145
First Midwest Bancorp. Inc.	72,136	1,560,302
FNB Corp.	211,422	2,547,635
Fulton Financial Corp.	110,165	1,872,805
Great Western Bancorp. Inc.	36,803	1,244,677
Hancock Whitney Corp.	55,772	2,315,653
Hilltop Holdings Inc.	47,394	1,074,896
Hope Bancorp Inc.	78,723	1,161,164
IBERIABANK Corp.	35,363	2,778,471
International Bancshares Corp.	35,591	1,339,289
NBT Bancorp. Inc.	28,284	1,094,591
Old National Bancorp./IN	97,570	1,718,208
Pacific Premier Bancorp. Inc.	29,624	937,007
PacWest Bancorp.	77,193	2,981,966
Park National Corp.	9,532	901,632
Renasant Corp.	31,075	1,115,282
Simmons First National Corp., Class A	61,972	1,595,779
TCF Financial Corp.	106,851	2,284,474
TCF Financial Corp., New	46,608	1,959,400
Trustmark Corp.	42,249	1,501,529
Umpqua Holdings Corp.	143,357	2,503,013
United Bankshares Inc./WV	66,480	2,498,983
Valley National Bancorp.	215,827	2,408,629
WesBanco Inc.	35,678	1,305,101
Westamerica Bancorp.	17,407	1,115,789

		66,992,959

Security	Shares	Value

Biotechnology — 1.3%
AnaptysBio Inc.(a)(b)	15,300	$821,763
Arena Pharmaceuticals Inc.(a)	32,284	2,023,561
United Therapeutics Corp.(a)	28,501	2,258,419

		5,103,743

Building Products — 0.6%
Builders FirstSource Inc.(a)(b)	75,631	1,299,340
JELD-WEN Holding Inc.(a)(b)	43,634	956,021

		2,255,361

Capital Markets — 2.4%
Ares Management Corp., Class A	44,577	1,303,877
Artisan Partners Asset Management Inc., Class A	34,541	1,022,068
BGC Partners Inc., Class A	178,100	981,331
Federated Investors Inc., Class B	62,567	2,174,203
Janus Henderson Group PLC	58,824	1,180,598
Legg Mason Inc.	56,370	2,122,894
Virtu Financial Inc., Class A	42,708	925,910

		9,710,881

Chemicals — 2.8%
Cabot Corp.	38,097	1,703,698
Element Solutions Inc.(a)(b)	154,925	1,552,349
Kronos Worldwide Inc.	15,128	202,866
Minerals Technologies Inc.	23,091	1,229,596
PolyOne Corp.	50,777	1,663,962
Stepan Co.	13,341	1,322,760
Trinseo SA	26,812	1,040,574
Valvoline Inc.	122,397	2,471,195

		11,187,000

Commercial Services & Supplies — 1.2%
Deluxe Corp.	28,536	1,273,276
HNI Corp.	28,489	975,464
Stericycle Inc.(a)(b)	55,697	2,559,834

		4,808,574

Communications Equipment — 0.8%
CommScope Holding Co. Inc.(a)(b)	126,250	1,802,850
EchoStar Corp., Class A(a)(b)	31,377	1,428,281

		3,231,131

Construction & Engineering — 0.7%
Granite Construction Inc.	30,571	1,085,271
Valmont Industries Inc.	14,244	1,959,974

		3,045,245

Consumer Finance — 1.2%
Navient Corp.	138,744	1,963,227
Nelnet Inc., Class A	13,835	865,518
OneMain Holdings Inc.	48,822	2,023,672

		4,852,417

Containers & Packaging — 3.3%
Amcor PLC(a)	1,051,021	11,140,823
Greif Inc., Class A, NVS	17,350	606,556
Owens-Illinois Inc.	101,158	1,716,651

		13,464,030

Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	2,832	2,103,411

Electric Utilities — 3.3%
ALLETE Inc.	33,575	2,919,346
El Paso Electric Co.	26,514	1,756,818
Hawaiian Electric Industries Inc.	70,738	3,169,062
PNM Resources Inc.	51,786	2,572,211

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Portland General Electric Co.	58,018	$3,182,287

		13,599,724

Electrical Equipment — 1.3%
GrafTech International Ltd.	40,628	465,191
nVent Electric PLC	103,313	2,561,129
Regal Beloit Corp.	27,893	2,220,841

		5,247,161

Electronic Equipment, Instruments & Components — 2.7%
Anixter International Inc.(a)	18,958	1,220,137
AVX Corp.	31,423	478,572
Belden Inc.	25,795	1,172,641
Jabil Inc.	90,379	2,790,904
Sanmina Corp.(a)	45,079	1,431,258
Tech Data Corp.(a)	23,724	2,404,190
Vishay Intertechnology Inc.	86,431	1,469,327

		10,967,029

Energy Equipment & Services — 1.0%
Oceaneering International Inc.(a)	64,598	998,039
Transocean Ltd.(a)(b)	330,349	2,008,522
Valaris PLC(a)(b)	129,124	1,057,526

		4,064,087

Entertainment — 0.3%
Lions Gate Entertainment Corp., Class A	36,895	476,314
Lions Gate Entertainment Corp., Class B, NVS	70,293	856,872

		1,333,186

Equity Real Estate Investment Trusts (REITs) — 8.8%
Apple Hospitality REIT Inc.	136,918	2,150,982
Chesapeake Lodging Trust	39,857	1,094,872
Colony Capital Inc.	316,251	1,786,818
Columbia Property Trust Inc.	76,316	1,673,610
CoreCivic Inc.	77,716	1,318,841
DiamondRock Hospitality Co.	131,559	1,324,799
GEO Group Inc. (The)	79,088	1,408,557
Hospitality Properties Trust	106,848	2,640,214
Lexington Realty Trust	136,553	1,347,778
LTC Properties Inc.	25,957	1,196,358
Mack-Cali Realty Corp.	58,974	1,402,402
Outfront Media Inc.	92,086	2,502,897
Retail Properties of America Inc., Class A	139,202	1,692,696
Sabra Health Care REIT Inc.	116,746	2,409,637
Senior Housing Properties Trust	155,250	1,273,050
SITE Centers Corp.	93,206	1,328,186
Spirit Realty Capital Inc.	56,767	2,504,560
Sunstone Hotel Investors Inc.	148,820	1,965,912
Tanger Factory Outlet Centers Inc.	61,675	979,399
Weingarten Realty Investors	77,837	2,172,431
Xenia Hotels & Resorts Inc.	73,458	1,574,205

		35,748,204

Food Products — 2.7%
B&G Foods Inc.(b)	42,976	785,601
Darling Ingredients Inc.(a)(b)	107,205	2,179,478
Flowers Foods Inc.	119,518	2,832,577
Hain Celestial Group Inc. (The)(a)(b)	58,564	1,274,938
Sanderson Farms Inc.	12,707	1,664,871
TreeHouse Foods Inc.(a)(b)	36,543	2,168,462

		10,905,927

Gas Utilities — 1.8%
Northwest Natural Holding Co.	19,851	1,417,759

Security	Shares	Value

Gas Utilities (continued)
Southwest Gas Holdings Inc.	34,676	$3,083,043
Spire Inc.	33,008	2,720,189

		7,220,991

Health Care Providers & Services — 1.2%
Magellan Health Inc.(a)	15,541	1,093,154
MEDNAX Inc.(a)	56,487	1,387,885
Patterson Companies Inc.	54,117	1,071,517
Tenet Healthcare Corp.(a)(b)	54,804	1,291,730

		4,844,286

Hotels, Restaurants & Leisure — 2.4%
Brinker International Inc.	24,677	983,378
Extended Stay America Inc.	122,634	2,050,440
Hilton Grand Vacations Inc.(a)(b)	59,147	1,934,107
Penn National Gaming Inc.(a)(b)	69,765	1,361,813
Scientific Games Corp./DE, Class A(a)	36,850	753,583
Wyndham Destinations Inc.	60,829	2,862,613

		9,945,934

Household Durables — 1.3%
MDC Holdings Inc.	32,233	1,164,900
Meritage Homes Corp.(a)	23,517	1,477,103
Taylor Morrison Home Corp., Class A(a)	70,097	1,578,584
TRI Pointe Group Inc.(a)(b)	93,072	1,274,156

		5,494,743

Household Products — 0.8%
Energizer Holdings Inc.	41,457	1,744,510
Spectrum Brands Holdings Inc.	27,098	1,357,881

		3,102,391

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy Inc., Class A	23,222	398,722
Clearway Energy Inc., Class C	48,218	868,888

		1,267,610

Insurance — 4.9%
American Equity Investment Life Holding Co.	58,741	1,515,518
American National Insurance Co.	5,670	686,183
Argo Group International Holdings Ltd.	22,269	1,524,090
Assured Guaranty Ltd.	65,977	2,882,535
Axis Capital Holdings Ltd.	54,493	3,469,569
Brighthouse Financial Inc.(a)(b)	75,323	2,950,402
CNO Financial Group Inc.	104,281	1,763,392
FBL Financial Group Inc., Class A	6,581	412,629
Genworth Financial Inc., Class A(a)	328,835	1,312,052
Hanover Insurance Group Inc. (The)	26,428	3,427,976

		19,944,346

IT Services — 2.1%
Conduent Inc.(a)(b)	119,840	1,090,544
KBR Inc.	91,984	2,426,538
Perspecta Inc.	91,188	2,127,416
Science Applications International Corp.	33,072	2,823,357

		8,467,855

Leisure Products — 0.9%
Acushnet Holdings Corp.	22,608	577,861
Mattel Inc.(a)(b)	224,554	3,278,488

		3,856,349

Machinery — 2.8%
Colfax Corp.(a)	62,188	1,721,364
Gates Industrial Corp. PLC(a)(b)	31,271	343,356
Kennametal Inc.	53,676	1,856,116
Meritor Inc.(a)(b)	54,688	1,352,434

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Navistar International Corp.(a)	42,668	$1,332,948
SPX FLOW Inc.(a)	27,923	1,132,557
Timken Co. (The)	44,637	2,040,357
Trinity Industries Inc.	84,637	1,658,885

		11,438,017

Media — 0.9%
AMC Networks Inc., Class A(a)(b)	29,549	1,577,326
TEGNA Inc.	140,784	2,138,509

		3,715,835

Metals & Mining — 1.7%
Cleveland-Cliffs Inc.(b)	184,210	1,963,678
Commercial Metals Co.	77,098	1,349,986
U.S. Steel Corp.	112,663	1,693,325
Warrior Met Coal Inc.	28,319	700,612
Worthington Industries Inc.	25,522	1,026,495

		6,734,096

Mortgage Real Estate Investment — 3.4%
Apollo Commercial Real Estate Finance Inc.	89,740	1,688,907
Blackstone Mortgage Trust Inc., Class A	86,813	3,083,598
Chimera Investment Corp.	121,714	2,346,646
Invesco Mortgage Capital Inc.	83,967	1,383,776
Ladder Capital Corp.	58,843	990,328
MFA Financial Inc.	293,233	2,105,413
Two Harbors Investment Corp.	177,453	2,388,517

		13,987,185

Multi-Utilities — 1.7%
Avista Corp.	42,797	1,969,946
Black Hills Corp.	35,339	2,797,082
NorthWestern Corp.	32,797	2,293,166

		7,060,194

Multiline Retail — 0.4%
Big Lots Inc.	26,400	675,840
Dillard’s Inc., Class A(b)	11,749	855,092

		1,530,932

Oil, Gas & Consumable Fuels — 4.0%
Antero Resources Corp.(a)	142,321	656,100
Arch Coal Inc., Class A	11,009	981,562
Chesapeake Energy Corp.(a)(b)	683,448	1,237,041
Delek U.S. Holdings Inc.	46,047	1,983,705
Magnolia Oil & Gas Corp.(a)(b)	66,269	740,887
Murphy Oil Corp.	106,061	2,549,706
PBF Energy Inc., Class A	77,945	2,177,004
Peabody Energy Corp.	51,777	1,090,423
QEP Resources Inc.(a)	156,122	772,804
Southwestern Energy Co.(a)	355,536	782,179
SRC Energy Inc.(a)(b)	160,308	654,057
Whiting Petroleum Corp.(a)(b)	59,829	1,057,777
World Fuel Services Corp.	43,866	1,712,529

		16,395,774

Paper & Forest Products — 0.9%
Domtar Corp.	41,179	1,748,049
Louisiana-Pacific Corp.	80,366	2,100,767

		3,848,816

Personal Products — 0.3%
Edgewell Personal Care Co.(a)	35,459	1,079,017

Pharmaceuticals — 0.4%
Endo International PLC(a)(b)	133,540	423,322

Security	Shares	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare Inc.(a)	33,922	$1,173,701

		1,597,023

Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC(a)	105,862	2,100,302

Road & Rail — 0.8%
Avis Budget Group Inc.(a)	41,623	1,514,661
Ryder System Inc.	34,757	1,851,158

		3,365,819

Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology Inc.(a)	85,563	789,746

Software — 0.2%
Avaya Holdings Corp.(a)	68,847	828,918

Specialty Retail — 3.6%
American Eagle Outfitters Inc.	106,559	1,885,029
AutoNation Inc.(a)(b)	37,313	1,816,397
Bed Bath & Beyond Inc.	86,801	842,838
Designer Brands Inc. , Class A	37,853	695,738
Dick’s Sporting Goods Inc.	44,069	1,638,045
Michaels Companies Inc. (The)(a)	59,801	410,833
Murphy USA Inc.(a)(b)	19,538	1,726,378
Penske Automotive Group Inc.	23,548	1,082,501
Sally Beauty Holdings Inc.(a)	79,135	1,087,315
Williams-Sonoma Inc.	51,226	3,415,749

		14,600,823

Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp.(a)(b)	78,094	2,640,358

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	29,379	2,732,835

Thrifts & Mortgage Finance — 3.0%
Capitol Federal Financial Inc.	92,616	1,265,134
Flagstar Bancorp. Inc.	19,001	655,154
MGIC Investment Corp.(a)	231,167	2,970,496
Northwest Bancshares Inc.	68,656	1,177,450
Provident Financial Services Inc.	40,220	972,520
Radian Group Inc.	135,122	3,080,782
Washington Federal Inc.	52,417	1,917,414

		12,038,950

Trading Companies & Distributors — 1.3%
Aircastle Ltd.	35,129	730,332
Triton International Ltd.	38,076	1,259,554
Univar Inc.(a)(b)	86,235	1,907,518
WESCO International Inc.(a)(b)	29,276	1,485,464

		5,382,868

Transportation Infrastructure — 0.5%
Macquarie Infrastructure Corp.	50,383	2,087,872

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems Inc.	61,290	1,982,119

Total Common Stocks — 99.8% (Cost: $391,668,854)		405,834,664

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	37,187,955	$37,206,549
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	524,000	524,000

		37,730,549

Total Short-Term Investments — 9.3% (Cost: $37,723,144)		37,730,549

Total Investments in Securities — 109.1% (Cost: $429,391,998)		443,565,213

Other Assets, Less Liabilities — (9.1)%		(37,075,108)

Net Assets — 100.0%		$406,490,105

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,690,375	23,497,580	37,187,955	$37,206,549	$28,273	(a)	$9	$2,159
BlackRock Cash Funds: Treasury, SL Agency Shares	210,105	313,895	524,000	524,000	2,404		—	—

				$37,730,549	$30,677		$9	$2,159

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$405,834,664	$—	$—	$405,834,664
Money Market Funds	37,730,549	—	—	37,730,549

	$443,565,213	$—	$—	$443,565,213

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4